Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Sales, net	$ 561,347	$ 548,970	$ 644,769
Cost of sales	268,212	252,314	245,044
Impairment	13
Gross profit	293,122	296,656	399,725
Operating expenses:
Research and development	54,540	60,152	59,777
Selling, marketing, general and administrative	113,677	91,355	93,413
Settlements and loss contingencies	61,446	558,924
Total operating expenses	229,663	710,431	153,190
Operating (loss) income	63,459	(413,775)	246,535
Financial income, net	(10,172)	(19,809)	(48,482)
Other gain, net	4,227	2,893	3,018
Income (loss) before income taxes	77,858	(391,073)	298,035
Tax expense	19,592	9,667	53,485
Net (loss) income	58,266	(400,740)	244,550
Net (loss) income attributable to non-controlling interest		(14,087)	309
Net (loss) income attributable to Taro	$ 58,266	$ (386,653)	$ 244,241
Net (loss) income per ordinary share attributable to Taro:
Basic and Diluted	$ 1.55	$ (10.12)	$ 6.35
Weighted-average number of ordinary shares used to compute net (loss) income per share:
Basic and Diluted	37,641,087	38,209,726	38,460,056